Average Annual Total Returns - FidelityValueDiscoveryFund-KPRO - FidelityValueDiscoveryFund-KPRO - Fidelity Value Discovery Fund	Sep. 29, 2023
Fidelity Value Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(3.72%)
Past 5 years	7.92%
Past 10 years	11.15%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%